DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
DISCONTINUED OPERATIONS

NOTE 18 — DISCONTINUED OPERATIONS

In December 2024, the Group halted the operations of E-Squared Education Enterprises (Pty) Ltd (“E-Squared”) and its subsidiaries following issues identified during an internal investigation initiated in the third quarter of 2024 in response to a whistleblower complaint. As part of this process, the directors of E-Squared and its subsidiaries resigned in December 2024 and the Group determined that the operations of these entities would cease.

In January 2025, the Company commenced the process to liquidate E-Squared and its subsidiaries in accordance with applicable legal requirements. As such, the Group has lost controls over ESQ due to commencement of liquidation proceedings.

Accordingly, the financial results of E-Squared and its subsidiaries have been presented as a discontinued operation in the consolidated financial statements. The assets and liabilities associated with these entities have been derecognized as part of the liquidation process.

The comparative figures in the consolidated statement of profit or loss have been re-presented to reflect the results of E-Squared and its subsidiaries as discontinued operations in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

Analysis of the results of discontinued operations and the impact of the liquidation are presented below.

Disclosure for statement of financial position

The major classes of assets and liabilities of E-Squared Education Enterprises (Pty) Ltd and its subsidiaries as at 31 December 2024, being the last reporting date prior to the commencement of the liquidation process in January 2025,that was de-recognised from the consolidated financial statements for the financial year ended 31 December 2025 are as follows:

US$
Assets
Property, plant and equipment	$219,370
Goodwill	90,266
Intangible assets	85,833
Trade and other receivables	148,754
Due from related parties	9,089
Prepaid expenses and other current assets	13,842
Cash and cash equivalents	8,933
Assets of discontinued operation	$576,087

Liabilities
Trade and other payables	$451,777
Due to related parties	457,682
Deferred tax liabilities	198,800
Liabilities of discontinued operation	$1,108,259

Net liabilities directly associated with subsidiary that was de-recognised, included in the statements of operations and comprehensive loss	$(532,172)

Disclosures for statement of profit or loss

The results of the discontinued operation for the reporting years ended 31 December 2025, 2024 and 2023 are as follows:

	For the years ended December 31,
	2025	2024	2023

Revenue	$-	$330,756	$525,210
Cost of revenue	-	(98,882)	(284,237)
Gross profit	-	231,874	240,973
Other income and gains	-	6,686	6,237
Administrative expenses	-	(539,370)	(269,521)
Depreciation and amortization	-	-	(4,761)
Impairment loss	-	(780,386)	(1,019,778)
Finance costs	-	(13,328)	(465)
Loss before income tax	-	(1,094,524)	(1,047,315)
Income tax (expense) / income	-	-	-
(Loss) / profit from discontinued operation	$-	$(1,094,524)	$(1,047,315)

Disclosures for statement of cash flows

The cash flows attributable to the discontinued operation are as follows:

	As of December 31,
	2025	2024
Operating activities	$(8,933)	$(137,219)
Investing activities	-
Financing activities	-	143,736
Net cash outflows	$(8,933)	$6,517

Disclosure for (loss) / earnings per share

	As of December 31,
	2025		2024
(Loss) / earnings per share from discontinued operation attributable to owners of the Company
Basic and diluted	$0.01	*	$(0.05	)*

* The calculated amount is not meaningful.

The basic and diluted (loss) / earnings per share from discontinued operations are calculated by dividing the profit or loss from discontinued operations, net of tax, attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the year. The weighted average number of ordinary shares used in the calculation is presented in Note 33.